Transaction with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Advances for drilling units under construction and related costs	$ 0	$ 545,469
Drilling units, machinery and equipment, net	1,852,167	2,438,292
Due to related parties	(726)	(7,231)
Accrued liabilities	(45,018)	(86,750)
Related Party
Advances for drilling units under construction and related costs	0	1,569
Drilling units, machinery and equipment, net	0	488
Due to related parties	(726)	(7,231)
Accrued liabilities	$ (11,786)	$ (3,100)